Goodwill and Intangible Assets, Net - Details of Total Goodwill (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 18,535	$ 164,506
Value of intangible asset	177,326	281,527
Core Technology [Member]
Goodwill [Line Items]
Value of intangible asset	91,172	153,504
Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	82,642	$ 120,981
Vindicia [Member] | Core Technology [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	62,210
Value of intangible asset	$ 20,091
Useful life of intangible assets	3 years
Vindicia [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 11,623
Useful life of intangible assets	5 years
Vindicia [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	$ 1,103
Useful life of intangible assets	2 years
Brite:Bill [Member] | Core Technology [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 45,037
Value of intangible asset	$ 20,917
Useful life of intangible assets	3 years
Brite:Bill [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 9,638
Useful life of intangible assets	7 years
Brite:Bill [Member] | Other [Member]
Goodwill [Line Items]
Value of intangible asset	$ 773
Useful life of intangible assets	2 years
Pontis [Member] | Core Technology [Member]
Goodwill [Line Items]
Goodwill resulting from immaterial acquisitions	$ 40,457
Value of intangible asset	$ 24,361
Useful life of intangible assets	4 years
Pontis [Member] | Customer Relationships [Member]
Goodwill [Line Items]
Value of intangible asset	$ 20,993
Useful life of intangible assets	6 years